COMMITMENTS AND CONTINGENCIES	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Litigation — New Residential may, from time to time, be a defendant in legal actions from transactions conducted in the ordinary course of business. As of December 31, 2013, New Residential is not subject to any material litigation, individually or in the aggregate, nor, to management’s knowledge, is any material litigation currently threatened against New Residential.

Indemnifications — In the normal course of business, New Residential and its subsidiaries enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. New Residential’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against New Residential that have not yet occurred. However, based on Newcastle’s and its own experience, New Residential expects the risk of material loss to be remote.

Capital Commitments — As of December 31, 2013, New Residential had outstanding capital commitments related to the acquisition of investments in the following investment types (also refer to Note 18 for additional capital commitments entered into subsequent to December 31, 2013):

Excess MSRs — As of December 31, 2013, New Residential had outstanding capital commitments of $52.9 million related to the acquisition of five pools (Pools 13-17) of Excess MSRs on portfolios comprised of Fannie Mae, Freddie Mac and private label securitizations (“PLS”) residential mortgage loans. In January 2014, New Residential invested approximately $19.1 million in Excess MSRs on a portfolio of PLS residential mortgage loans with an UPB of approximately $8.1 billion (Pool 17). Additionally, through co-investments made by subsidiaries of New Residential, New Residential has separately purchased the servicer advances, including the right to receive the basic fee component of related MSRs on Pool 17.

Servicer Advances — In December 2013, New Residential and third-party co-investors agreed to purchase, though Advance Purchaser LLC, future servicer advances related to the Non-Agency mortgage loans with an aggregate UPB of approximately $54.6 billion underlying New Residential’s first investment in servicer advances, including the basic fee component of the related MSRs. The actual amount of future advances purchased will be based on: (a) the credit and prepayment performance of the underlying loans, (b) the amount of advances recoverable prior to liquidation of the related collateral and (c) the percentage of the loans with respect to which no additional advance obligations are made. The actual amount of future advances is subject to significant uncertainty.

Debt Covenants — New Residential’s debt obligations contain various customary loan covenants (Note 11).

Certain Tax-Related Covenants — If New Residential is treated as a successor to Newcastle under applicable U.S. federal income tax rules, and if Newcastle fails to qualify as a REIT, New Residential could be prohibited from electing to be a REIT. Accordingly, Newcastle has (i) represented that it has no knowledge of any fact or circumstance that would cause New Residential to fail to qualify as a REIT, (ii) covenanted to use commercially reasonable efforts to cooperate with New Residential as necessary to enable New Residential to qualify for taxation as a REIT and receive customary legal opinions concerning REIT status, including providing information and representations to New Residential and its tax counsel with respect to the composition of Newcastle’s income and assets, the composition of its stockholders, and its operation as a REIT; and (iii) covenanted to use its reasonable best efforts to maintain its REIT status for each of Newcastle’s taxable years ending on or before December 31, 2014 (unless Newcastle obtains an opinion from a nationally recognized tax counsel or a private letter ruling from the IRS to the effect that Newcastle’s failure to maintain its REIT status will not cause New Residential to fail to qualify as a REIT under the successor REIT rule referred to above). Additionally, New Residential covenanted to use its reasonable best efforts to qualify for taxation as a REIT for its taxable year ended December 31, 2013.

8. COMMITMENTS AND CONTINGENCIES

Litigation—New Residential may, from time to time, be a defendant in legal actions from transactions conducted in the ordinary course of business. As of December 31, 2012 and 2011, New Residential is not subject to any material litigation, individually or in the aggregate, nor, to management’s knowledge, is any material litigation currently threatened against New Residential.

Capital Commitment to a Joint Venture—As of December 31, 2012, New Residential had a capital commitment of $27.3 million related to a 50% investment in a joint venture in connection with the acquisition of Excess MSRs on a portfolio of Ginnie Mae residential mortgage loans, see Note 11.